Financial Instruments (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2023 USD ($)	Mar. 23, 2023 USD ($)
Financial Instruments [Line Items]
Number of instruments held				0	0
Prepaid expenses and other current assets (in Dollars)		$ 3.1
Net unrealized loss (in Dollars)		7.8
Recognized of realized gains (in Dollars)		$ 11.1	$ 1.0
Interest Rate Swap [Member]
Financial Instruments [Line Items]
Number of instruments held	2	2
Interest rate floor	0.00%	0.00%				2.20%	2.20%
Interest rate cap	1.92%	1.92%				5.00%	5.00%
Notional amount (in Dollars)	$ 333.8	$ 333.8				$ 400.0	$ 400.0
Interest Rate Swap [Member] | Minimum
Financial Instruments [Line Items]
Variable interest rate	2.375%	2.375%
Interest Rate Contract
Financial Instruments [Line Items]
Unrealized loss (in Dollars)	$ (1.5)		$ (9.1)
Realized losses (in Dollars)	$ (3.1)